Bank Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total	$ 508,295	$ 615,667
Curent portion	35,185	19,199
Long term portion	473,110	596,468
Maxpente | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	33,900
Commencement	Jul. 01, 2010
Maturity	Dec. 01, 2013
Maxpente | Current loan agreement
Debt Instrument [Line Items]
Total	30,838	0
Commencement	Dec. 01, 2013
Maturity	Jan. 01, 2015
Marathassa | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	13,305
Commencement	Feb. 01, 2005
Maturity	Dec. 01, 2013
Marathassa | Current loan agreement
Debt Instrument [Line Items]
Total	10,208	0
Commencement	Dec. 01, 2013
Maturity	Feb. 01, 2017
Marinouki | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	25,174
Commencement	Mar. 01, 2006
Maturity	Dec. 01, 2013
Marinouki | Current loan agreement
Debt Instrument [Line Items]
Total	20,963	0
Commencement	Dec. 01, 2013
Maturity	Mar. 01, 2018
Soffive | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	33,000
Commencement	Nov. 01, 2007
Maturity	Dec. 01, 2013
Soffive | Current loan agreement
Debt Instrument [Line Items]
Total	27,840	0
Commencement	Dec. 01, 2013
Maturity	Nov. 01, 2019
Kerasies | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	30,932
Commencement	Dec. 01, 2007
Maturity	Dec. 01, 2013
Kerasies | Current loan agreement
Debt Instrument [Line Items]
Total	24,744	0
Commencement	Dec. 01, 2013
Maturity	Dec. 01, 2019
Maxeikosi | Current loan agreement
Debt Instrument [Line Items]
Total	16,668	17,875
Commencement	Aug. 01, 2012
Maturity	Aug. 01, 2014
Maxdodeka | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	23,150
Commencement	Dec. 01, 2012
Maturity	Feb. 01, 2016
Glovertwo | Current loan agreement
Debt Instrument [Line Items]
Total	16,000	0
Commencement	Oct. 01, 2013
Maturity	Oct. 01, 2016
Marindou | Current loan agreement
Debt Instrument [Line Items]
Total	28,400	28,400
Commencement	Dec. 01, 2012
Maturity	Jan. 01, 2018
Avstes | Current loan agreement
Debt Instrument [Line Items]
Total	22,700	22,700
Commencement	Dec. 01, 2012
Maturity	Apr. 01, 2018
Eniaprohi | Current loan agreement
Debt Instrument [Line Items]
Total	24,000	24,000
Commencement	Dec. 01, 2012
Maturity	Nov. 01, 2018
Petra | Current loan agreement
Debt Instrument [Line Items]
Total	22,220	22,220
Commencement	Jan. 01, 2007
Maturity	Jan. 01, 2019
Eniadefhi | Current loan agreement
Debt Instrument [Line Items]
Total	33,750	33,750
Commencement	Dec. 01, 2012
Maturity	Feb. 01, 2019
Pemer | Current loan agreement
Debt Instrument [Line Items]
Total	22,218	22,218
Commencement	Mar. 01, 2007
Maturity	Mar. 01, 2019
Eptaprohi | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	42,800
Commencement	Apr. 01, 2012
Maturity	Apr. 01, 2019
Pelea | Current loan agreement
Debt Instrument [Line Items]
Total	32,298	32,298
Commencement	Dec. 01, 2012
Maturity	Jun. 01, 2019
Maxeikosiena | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	18,000
Commencement	Oct. 01, 2012
Maturity	Oct. 01, 2019
Maxdekatria | Current loan agreement
Debt Instrument [Line Items]
Total	20,400	20,800
Commencement	Mar. 01, 2012
Maturity	Mar. 01, 2020
Maxdeka | Current loan agreement
Debt Instrument [Line Items]
Total	30,678	34,087
Commencement	Aug. 01, 2011
Maturity	Dec. 01, 2022
Staloudi | Current loan agreement
Debt Instrument [Line Items]
Total	24,520	27,520
Commencement	Jul. 01, 2008
Maturity	Jul. 01, 2023
Shikoku | Current loan agreement
Debt Instrument [Line Items]
Total	37,333	41,067
Commencement	Oct. 01, 2011
Maturity	Aug. 01, 2023
Maxeikositessera | Current loan agreement
Debt Instrument [Line Items]
Total	31,017	33,971
Commencement	Sep. 01, 2012
Maturity	Feb. 01, 2024
Maxenteka | Current loan agreement
Debt Instrument [Line Items]
Total	$ 31,500	$ 34,500
Commencement	Apr. 01, 2012
Maturity	Apr. 01, 2024